THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
                FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO
                  A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
             WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 15, 2008.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X]; Amendment Number: 2
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler               New York, New York        May 21, 2008
-------------------------------        ------------------        ------------
         [Signature]                      [City, State]             [Date]

This Amendment No.1 is being filed to reflect a correction to the Form 13F filed on May 15, 2008 by deleting a position that was inadvertently included in the original 13F Filing.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $102,095 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.

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

AMENDED FILING QTR ENDED: 12/31/07                             FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 12/31/07                               Name of Reporting Manager:  Sandell Asset Management Corp
                                                                              -----------------------------

           Item 1:               Item 2 :     Item 3:    Item 4:    Item 5:      Item 6:     Item 7:   Voting Authority (Shares)
        Name of Issuer       Title of Class   CUSIP    Fair Market  Shares or  Investment   Managers
                                              Number     Value      Principal  Discretion  See Instr. V (a) Sole (b) Share (c) None
                                                        (X$1000)    Amount

COUNTRYWIDE FINANCIAL CORP CALLS    COM        22372104    4,733   529,400 CALL   SOLE                   529,400
GRANT PRIDECO INC                   COM       38821G101   48,943   881,693 SHS    SOLE                   881,693
METAL MGMT INC                      COM NEW   591097209    7,399   162,500 SHS    SOLE                   162,500
VENTANA MED SYS INC                 COM       92276H106   41,020   470,251 SHS    SOLE                   470,251

                                           Value Total:$ 102,095

                                           Entry Total:        4
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